SCHEDULE OF BORROWINGS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Notes and other explanatory information [abstract]
Bank loan, current	$ 31,765	$ 40,847	$ 37,650
Bank loan, non-current	$ 286,691	368,656	394,310
Total		$ 409,503	$ 431,960